Pledged assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accelerated Share Repurchases [Line Items]
Short-term secured borrowings	$ 104,000	$ 164,000
For customs duties and government grants	141	133
Long-term unsecured borrowings	52,500	0
Restricted cash and cash equivalents	104,000	164,000
Land [member] | Unsecured Borrowings
Accelerated Share Repurchases [Line Items]
Long-term unsecured borrowings	27,500	0
Building and improvements | Unsecured Borrowings
Accelerated Share Repurchases [Line Items]
Long-term unsecured borrowings	$ 43,616	$ 0